N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Universal Life Separate Account Fortune VII
Entity Central Index Key	0001890459
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals	Universal VIA Generation Growth — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of the contribution(s) withdrawn or surrendered. For example, if you surrender the contract in the first contract year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Universal VIA Generation Growth ADV — No withdrawal charge.

For additional information about charges for surrenders and early withdrawals, see “Charges and Expenses” in this Prospectus.
Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions, including for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or for each transfer between investment options in excess of 12 transfers per contract year.

Under the Universal VIA Generation Growth ADV contract, if the fee for the advisory services you are receiving is taken from the account value, then the account value will be reduced for any such charge.

For additional information about transaction charges, see “Fee Table” and “Charges and Expenses” in this Prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. For Universal VIA Generation Growth ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the contract value or other assets of the owner; if such fees were reflected, the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base contract (varies by contract series)(1)(4)	0.55%	1.50%
Investment options (Portfolio Company fees and expenses)(2)	0.54%	3.04%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.30%	0.50%

(1)

Expressed as an annual percentage of daily net assets of the Separate Account. Included as part of base contract expense is the effect of the $50 annual Contract Maintenance Fee. The annual Contract Maintenance Fee is not deducted for contracts with an account value of $100,000 or greater.

(2)	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025, and could change from year to year.
(3)	Expressed as an annual percentage of the applicable benefit base.
(4)	Puerto Rico Tax Charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,415		Highest Annual Cost $5,040
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of contract series (Generation Growth ADV) and Portfolio Company fees and expenses	●	Most expensive combination of contract series (Generation Growth), optional benefits (Return of Premium Death Benefit Rider) and Portfolio Company fees and expenses
●	No sales charges or advisory fees	●	No sales charges or advisory fees
●	No additional contributions, transfers or withdrawals	●	No additional contributions, transfers or withdrawals
●	No additional benefits

For additional information about ongoing fees and expenses, see “Fee Table” and “Charges and Expenses” in this Prospectus.

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals	Universal VIA Generation Growth — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of the contribution(s) withdrawn or surrendered. For example, if you surrender the contract in the first contract year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Universal VIA Generation Growth ADV — No withdrawal charge.

Transaction Charges [Text Block]

For additional information about charges for surrenders and early withdrawals, see “Charges and Expenses” in this Prospectus.
Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions, including for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or for each transfer between investment options in excess of 12 transfers per contract year.

Under the Universal VIA Generation Growth ADV contract, if the fee for the advisory services you are receiving is taken from the account value, then the account value will be reduced for any such charge.

Ongoing Fees and Expenses [Table Text Block]

For additional information about transaction charges, see “Fee Table” and “Charges and Expenses” in this Prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. For Universal VIA Generation Growth ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the contract value or other assets of the owner; if such fees were reflected, the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base contract (varies by contract series)(1)(4)	0.55%	1.50%
Investment options (Portfolio Company fees and expenses)(2)	0.54%	3.04%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.30%	0.50%

(1)

Expressed as an annual percentage of daily net assets of the Separate Account. Included as part of base contract expense is the effect of the $50 annual Contract Maintenance Fee. The annual Contract Maintenance Fee is not deducted for contracts with an account value of $100,000 or greater.

(2)	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025, and could change from year to year.
(3)	Expressed as an annual percentage of the applicable benefit base.
(4)	Puerto Rico Tax Charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,415		Highest Annual Cost $5,040
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of contract series (Generation Growth ADV) and Portfolio Company fees and expenses	●	Most expensive combination of contract series (Generation Growth), optional benefits (Return of Premium Death Benefit Rider) and Portfolio Company fees and expenses
●	No sales charges or advisory fees	●	No sales charges or advisory fees
●	No additional contributions, transfers or withdrawals	●	No additional contributions, transfers or withdrawals
●	No additional benefits

For additional information about ongoing fees and expenses, see “Fee Table” and “Charges and Expenses” in this Prospectus.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.55%	[1],[2]
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.50%	[1],[2]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.04%	[3]
Optional Benefits Minimum [Percent]	0.30%	[4]
Optional Benefits Maximum [Percent]	0.50%	[4]
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $1,415		Highest Annual Cost $5,040
Assumes:		Assumes:
●	Investment of $100,000	●	Investment of $100,000
●	5% annual appreciation	●	5% annual appreciation
●	Least expensive combination of contract series (Generation Growth ADV) and Portfolio Company fees and expenses	●	Most expensive combination of contract series (Generation Growth), optional benefits (Return of Premium Death Benefit Rider) and Portfolio Company fees and expenses
●	No sales charges or advisory fees	●	No sales charges or advisory fees
●	No additional contributions, transfers or withdrawals	●	No additional contributions, transfers or withdrawals
●	No additional benefits

For additional information about ongoing fees and expenses, see “Fee Table” and “Charges and Expenses” in this Prospectus.

Lowest Annual Cost [Dollars]	$ 1,415
Highest Annual Cost [Dollars]	$ 5,040
Risks [Table Text Block]

RISKS

Risk of Loss	The contract is subject to the risk of loss. You could lose some or all of your account value by investing in this contract.

For additional information about the risk of loss see “Principal Risks of Investing in the Contract” in this Prospectus.
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances, and any withdrawals may also be subject to income taxes and tax penalties.

For additional information about the investment profile of the contract, see “Fee Table” and “Principal Risks of Investing in the Contract” in this Prospectus.
Risks Associated with Investment Options	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios). Each investment option has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with the underlying Portfolios, see the Appendix to this Prospectus entitled “Portfolio Companies Available under the Contract,” and “Portfolios of the Trust” in “Purchasing the Contract” in this Prospectus.

Insurance Company Risks	An investment in the contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to our claims paying ability. More information about the Company, including our financial strength ratings may be obtained at www.universallifepr.com.

For additional information about insurance company risks see “Principal Risks of Investing in the Contract” and “About the General Account” in “More Information” in this Prospectus.

Investment Restrictions [Text Block]	We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, combining any two or more investment options. We also reserve the right to remove or substitute underlying Portfolios as investment options. For more information, see “About Universal Life Separate Account Fortune VII” in “More Information” in this Prospectus. Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.For additional information about the investment options, see “Portfolios of the Trust” in “Purchasing the Contract” section in this Prospectus and the “Appendix” to this Prospectus entitled “Portfolio Companies Available under the Contract”.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.For additional information about tax implications see “Tax Information” in this Prospectus.
Investment Professional Compensation [Text Block]	Some financial professionals may receive compensation for selling the contract to you, in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.For additional information about compensation to financial professionals, see “Distribution of the contracts” in “More Information” in this Prospectus.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. The fees and expenses for the ADV series do not reflect any advisory fees paid to investment advisors from the account value or other assets of the owner and the cumulative effect of these charges would increase the overall cost of a Universal VIA Generation Growth ADV contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract, or transfer account value between the investment options.

TRANSACTION EXPENSES

	Generation Growth	Generation Growth ADV
Sales Load Imposed on Purchases	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	7.00%(1)	None
Transfer Fee(2)	$35	$35
Third Party Transfer or Exchange Fee(3)	$125	$125
Special Service Charges(4)	$280	$280

(1)	For Generation Growth only, the charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1.”

Charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7+
Generation Growth	7%	7%	6%	6%	5%	3%	0%
Generation Growth ADV	No Withdrawal Charge

(2)	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” in “Charges and Expenses”.

(3)	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third-party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)	Currently, we do not charge for special services. However, we reserve the right to charge for the following: (1) express mail charge equal to a maximum of $35; (2) wire transfer charge equal to a maximum of $90; (3) duplicate contract charge equal to a maximum of $35; (4) check preparation charge equal to a maximum of $85; and (5) Duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement Charge, equal to a maximum of $35. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase the optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Generation Growth	Generation Growth ADV
Administrative Expenses (Annual Contract Maintenance Fee)(1)	$50	$50
Base Contract Expenses (as a percentage of daily net assets of the Separate Account)(2)(3)	1.45%	0.50%
Optional Benefits Expenses (as a percentage of the benefit base)(4)
Return of Premium Death Benefit Rider charge	0.50%(5)	0.50%(5)

(1)	Beginning with your first contract date anniversary, we will deduct this charge on any contract date anniversary on which your account value is less than $100,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge.

(2)	Base Contract Expenses in this Fee Table include the Operations charge, the Administrative charge, the Distribution charge, and the Puerto Rico Tax charge.

(3)	Puerto Rico tax charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.

(4)	The benefit base is equal to your initial contribution to the contract less any withdrawals you made from the contract.

(5)	The current charge is 0.30%, but we reserve the right to increase up to 0.50%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the contract. A complete list of Portfolio Companies Available Under the Contract, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies Available Under the Contract.”

Annual Portfolio COMPANY Expenses

	Minimum	Maximum
Annual Portfolio Company Expenses (expenses deducted from Portfolio assets including management fees, service fees, and other expenses)	0.54%	3.04%

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES

	Generation Growth	Generation Growth ADV
Sales Load Imposed on Purchases	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	7.00%(1)	None
Transfer Fee(2)	$35	$35
Third Party Transfer or Exchange Fee(3)	$125	$125
Special Service Charges(4)	$280	$280

(1)	For Generation Growth only, the charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1.”

Charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7+
Generation Growth	7%	7%	6%	6%	5%	3%	0%
Generation Growth ADV	No Withdrawal Charge

(2)	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” in “Charges and Expenses”.

(3)	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third-party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)	Currently, we do not charge for special services. However, we reserve the right to charge for the following: (1) express mail charge equal to a maximum of $35; (2) wire transfer charge equal to a maximum of $90; (3) duplicate contract charge equal to a maximum of $35; (4) check preparation charge equal to a maximum of $85; and (5) Duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement Charge, equal to a maximum of $35. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

	Generation Growth	Generation Growth ADV
Administrative Expenses (Annual Contract Maintenance Fee)(1)	$50	$50
Base Contract Expenses (as a percentage of daily net assets of the Separate Account)(2)(3)	1.45%	0.50%
Optional Benefits Expenses (as a percentage of the benefit base)(4)
Return of Premium Death Benefit Rider charge	0.50%(5)	0.50%(5)

(1)	Beginning with your first contract date anniversary, we will deduct this charge on any contract date anniversary on which your account value is less than $100,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge.

(2)	Base Contract Expenses in this Fee Table include the Operations charge, the Administrative charge, the Distribution charge, and the Puerto Rico Tax charge.

(3)	Puerto Rico tax charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.

(4)	The benefit base is equal to your initial contribution to the contract less any withdrawals you made from the contract.

(5)	The current charge is 0.30%, but we reserve the right to increase up to 0.50%.

Other Annual Expense (of Other Amount), Maximum [Percent]	3.04%
Other Annual Expense (of Other Amount), Minimum [Percent]	0.54%
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio COMPANY Expenses

	Minimum	Maximum
Annual Portfolio Company Expenses (expenses deducted from Portfolio assets including management fees, service fees, and other expenses)	0.54%	3.04%

Portfolio Company Expenses [Text Block]	(expenses deducted from Portfolio assets including management fees, service fees, and other expenses)
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the Portfolios of the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.

Insurance company risk

No company other than Universal Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any guarantees or benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look to our financial strength for our claims-paying ability. Universal Life Insurance Company will reinsure a portion of the risks assumed for the base contract and its riders to Equitable Financial Life Insurance Company of America.

Possible fees on access to account value

We may apply charges if you access your Account Value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur in charges for accessing your Account Value such as a withdrawal, transfers, or third-party transfers or exchanges.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ or traditional IRA. The tax considerations discussed in this Prospectus are general in nature and describe federal and local income tax law. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. The legislative branch in the US and/or Puerto Rico may also consider further proposals to comprehensively reform or overhaul the United States or Puerto Rico tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with your long-term financial goals.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income taxes and tax penalties. The minimum partial withdrawal amount is $100. Withdrawals will reduce your account value and optional benefit base and the amount of the reduction may be greater than the dollar amount of the withdrawal.

Advisory fees

If you purchase a Universal VIA Generation Growth ADV contract and elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and the Return of Premium Death Benefit Rider, perhaps significantly, and may also be subject to income taxes.

Cybersecurity risks and catastrophic events

We rely on technology, including interconnected computer systems and data storage networks and digital communications to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely on may adversely affect your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, financial losses, and/or cause reputational damage. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the Portfolios underlying your contract to lose value.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

2.	Benefits Available Under the Contract

Summary of Benefits

The following tables summarize information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a death benefit equal to your account value.	Standard	No Charge

●    Available only at contract purchase.

●    Withdrawals, including payment of advisory fees from your Account Value with respect to the Generation Growth ADV contract, will reduce the standard death benefit.

Return of Premium Death Benefit Rider	Guarantees beneficiaries will receive a death benefit at least equal to your contributions adjusted for withdrawals.	Optional	0.50%(1)	0.30%(1)

●    Available only at contract purchase.

●    Available only to contract holders age 75 or younger on the contract date.

●    Withdrawals, including payment of advisory fees with respect to the Generation Growth ADV contract, may reduce the benefit by an amount greater than the value withdrawn, and could significantly reduce or terminate the benefit.

●    Generally, no additional contributions once reach age 76, or after the first contract year, if later.

(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Rebalancing	Periodically rebalance account value to your desired asset mix.	Optional	No Charge	● Must rebalance 100% of account value. ● Not available with the dollar cost averaging program.
Dollar Cost Averaging	Transfer account value from the EQ/Money Market Portfolio to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge	● $5,000 minimum to begin program. ● Account value may currently only be transferred on a monthly basis. ● Not available with the rebalancing program.
Systematic Withdrawals	Take periodic withdrawals of a fixed dollar amount or percentage from your account value.	Optional	No Charge	● $100 minimum transfer amount ● Program withdrawals will reduce the account value and death benefit, perhaps significantly. ● Program may begin 28 days after contract issue.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a death benefit equal to your account value.	Standard	No Charge

●    Available only at contract purchase.

●    Withdrawals, including payment of advisory fees from your Account Value with respect to the Generation Growth ADV contract, will reduce the standard death benefit.

Return of Premium Death Benefit Rider	Guarantees beneficiaries will receive a death benefit at least equal to your contributions adjusted for withdrawals.	Optional	0.50%(1)	0.30%(1)

●    Available only at contract purchase.

●    Available only to contract holders age 75 or younger on the contract date.

●    Withdrawals, including payment of advisory fees with respect to the Generation Growth ADV contract, may reduce the benefit by an amount greater than the value withdrawn, and could significantly reduce or terminate the benefit.

●    Generally, no additional contributions once reach age 76, or after the first contract year, if later.

(1)	Expressed as an annual percentage of the benefit base.

Benefit Standard or Optional [Text Block]	If you have an optional benefit, like the Return of Premium Death Benefit Rider and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your optional benefit.If you elect the Return of Premium Death Benefit Rider, you generally cannot make additional contributions to your contract once you reach age 76 (or after the first contract year, if later).Withdrawals, including withdrawals to pay advisory fees, may affect the availability of the optional benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.If you purchase the Universal VIA Generation Growth ADV contract and you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and the Return of Premium Death Benefit Rider, perhaps significantly. See “Fee based programs” in “Purchasing the Contract” in this Prospectus.For additional information about the Return of Premium Death Benefit Rider, see “Return of Premium Death Benefit Rider” in “Benefits Available Under the Contract” in this Prospectus.
Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://equitable-funds.com. You can request this information at no cost by calling 787-706-7095 or by sending an email request to annuities@universalpr.com

The current expenses and performance information below reflect fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

			Average Annual Total Returns
	Portfolio Company - Investment Adviser;	Current	(as of 12/31/2025)
Type	Sub Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Asset Allocation	EQ/Goldman Sachs Moderate Growth Allocation Portfolio	1.24%	10.02%	5.02%	5.76%
Asset Allocation	EQ/All Asset Growth Allocation Portfolio	1.29%	17.18%	7.12%	8.28%
Asset Allocation	EQ/AB Dynamic Moderate Growth Portfolio	1.13%	13.46%	6.31%	6.12%
Asset Allocation	EQ/Goldman Sachs Growth Allocation Portfolio	1.29%	12.09%	7.29%	-
Asset Allocation	EQ/Conservative Allocation Portfolio	1.05%	7.48%	1.74%	3.11%
Asset Allocation	EQ/Moderate Allocation Portfolio	1.08%	10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate-Plus Allocation Portfolio	1.11%	11.50%	5.88%	7.67%
Asset Allocation	EQ/Aggressive Allocation Portfolio	1.15%	12.97%	7.79%	9.47%
Equity	1290 VT SmartBeta Equity ESG Portfolio	1.10%	13.95%	10.21%	10.74%
Equity	1290 VT Small Cap Value Portfolio	1.34%	6.11%	13.44%	11.19%
Equity	1290 VT Micro Cap Portfolio	1.34%	16.42%	4.31%	12.26%
Equity	EQ/American Century Mid Cap Value Portfolio	1.28%	8.72%	8.64%	-
Equity	EQ/FIDELITY INSTITUTIONAL AM Large Cap Portfolio	0.89%	18.34%	13.86%	-
Equity	EQ/Franklin Rising Dividends Portfolio	0.98%	11.84%	9.50%	-
Equity	EQ/MFS International Growth Portfolio	1.22%	20.90%	6.90%	9.61%
Equity	EQ/Emerging Markets Equity PLUS Portfolio	1.41%	33.46%	4.64%	7.73%
Equity	EQ/AB Small Cap Growth Portfolio	0.92%	9.21%	3.43%	10.10%
Equity	EQ/International Equity Index Portfolio	0.79%	31.53%	9.91%	8.07%
Equity	EQ/Equity 500 Index Portfolio	0.54%	17.23%	13.79%	14.15%
Equity	EQ/Large Cap Value Index Portfolio	0.74%	15.04%	10.52%	9.77%
Equity	EQ/Invesco Global Portfolio	1.25%	15.40%	6.95%	10.59%
Equity	EQ/JPMorgan Value Opportunities Portfolio	0.95%	15.40%	12.77%	12.08%
Equity	EQ/Small Company Index Portfolio	0.63%	12.57%	6.16%	9.44%
Equity	EQ/Large Cap Growth Index	0.71%	17.74%	14.51%	17.26%
Equity	1290 VT Socially Responsible Portfolio	0.90%	17.23%	13.04%	13.83%
Equity	EQ/Mid Cap Index Portfolio	0.70%	6.80%	8.42%	9.99%
Equity	EQ/Janus Enterprise Portfolio	1.04%	8.05%	7.06%	10.61%

			Average Annual Total Returns
	Portfolio Company - Investment Adviser;	Current	(as of 12/31/2025)
Type	Sub Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Specialty	EQ/Invesco Global Real Assets Portfolio	1.16%	15.93%	7.11%	-
Specialty	EQ/Wellington Energy Portfolio	1.31%	12.17%	17.90%	-
Specialty	EQ/MFS Technology Portfolio	1.10%	16.24%	12.06%	-
Specialty	EQ/MFS Utilities Series Portfolio	1.15%	14.65%	7.33%	-
Specialty	EQ/T. Rowe Price Health Sciences Portfolio	1.37%	19.21%	3.62%	-
Specialty	1290 VT Natural Resources Portfolio	1.56%	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate Portfolio	1.39%	9.67%	2.69%	3.28%
Specialty	Multimanager Technology Portfolio	1.38%	25.87%	12.46%	19.41%
Fixed Income	EQ/PIMCO Total Return ESG Portfolio	0.95%	8.70%	-0.14%	-
Fixed Income	EQ/PIMCO Ultra Short Bond Portfolio	0.89%	4.47%	2.93%	2.32%
Fixed Income	1290 VT High Yield Bond Portfolio	1.10%	7.54%	3.92%	5.41%
Fixed Income	EQ/PIMCO Global Real Return Portfolio	3.04%	5.52%	-0.90%	2.48%
Fixed Income	EQ/Intermediate Government Bond Portfolio	0.68%	5.54%	0.30%	1.15%
Fixed Income	EQ/AB Short Duration Government Bond Portfolio	0.82%	4.17%	2.11%	1.56%
Cash/Cash Equivalent	EQ/Money Market Portfolio	0.67%	3.66%	2.79%	1.73%

Portfolio Company Adviser [Text Block]

Appendix: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://equitable-funds.com. You can request this information at no cost by calling 787-706-7095 or by sending an email request to annuities@universalpr.com

The current expenses and performance information below reflect fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

			Average Annual Total Returns
	Portfolio Company - Investment Adviser;	Current	(as of 12/31/2025)
Type	Sub Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Asset Allocation	EQ/Goldman Sachs Moderate Growth Allocation Portfolio	1.24%	10.02%	5.02%	5.76%
Asset Allocation	EQ/All Asset Growth Allocation Portfolio	1.29%	17.18%	7.12%	8.28%
Asset Allocation	EQ/AB Dynamic Moderate Growth Portfolio	1.13%	13.46%	6.31%	6.12%
Asset Allocation	EQ/Goldman Sachs Growth Allocation Portfolio	1.29%	12.09%	7.29%	-
Asset Allocation	EQ/Conservative Allocation Portfolio	1.05%	7.48%	1.74%	3.11%
Asset Allocation	EQ/Moderate Allocation Portfolio	1.08%	10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate-Plus Allocation Portfolio	1.11%	11.50%	5.88%	7.67%
Asset Allocation	EQ/Aggressive Allocation Portfolio	1.15%	12.97%	7.79%	9.47%
Equity	1290 VT SmartBeta Equity ESG Portfolio	1.10%	13.95%	10.21%	10.74%
Equity	1290 VT Small Cap Value Portfolio	1.34%	6.11%	13.44%	11.19%
Equity	1290 VT Micro Cap Portfolio	1.34%	16.42%	4.31%	12.26%
Equity	EQ/American Century Mid Cap Value Portfolio	1.28%	8.72%	8.64%	-
Equity	EQ/FIDELITY INSTITUTIONAL AM Large Cap Portfolio	0.89%	18.34%	13.86%	-
Equity	EQ/Franklin Rising Dividends Portfolio	0.98%	11.84%	9.50%	-
Equity	EQ/MFS International Growth Portfolio	1.22%	20.90%	6.90%	9.61%
Equity	EQ/Emerging Markets Equity PLUS Portfolio	1.41%	33.46%	4.64%	7.73%
Equity	EQ/AB Small Cap Growth Portfolio	0.92%	9.21%	3.43%	10.10%
Equity	EQ/International Equity Index Portfolio	0.79%	31.53%	9.91%	8.07%
Equity	EQ/Equity 500 Index Portfolio	0.54%	17.23%	13.79%	14.15%
Equity	EQ/Large Cap Value Index Portfolio	0.74%	15.04%	10.52%	9.77%
Equity	EQ/Invesco Global Portfolio	1.25%	15.40%	6.95%	10.59%
Equity	EQ/JPMorgan Value Opportunities Portfolio	0.95%	15.40%	12.77%	12.08%
Equity	EQ/Small Company Index Portfolio	0.63%	12.57%	6.16%	9.44%
Equity	EQ/Large Cap Growth Index	0.71%	17.74%	14.51%	17.26%
Equity	1290 VT Socially Responsible Portfolio	0.90%	17.23%	13.04%	13.83%
Equity	EQ/Mid Cap Index Portfolio	0.70%	6.80%	8.42%	9.99%
Equity	EQ/Janus Enterprise Portfolio	1.04%	8.05%	7.06%	10.61%

			Average Annual Total Returns
	Portfolio Company - Investment Adviser;	Current	(as of 12/31/2025)
Type	Sub Adviser(s), as applicable	Expenses	1 year	5 year	10 year
Specialty	EQ/Invesco Global Real Assets Portfolio	1.16%	15.93%	7.11%	-
Specialty	EQ/Wellington Energy Portfolio	1.31%	12.17%	17.90%	-
Specialty	EQ/MFS Technology Portfolio	1.10%	16.24%	12.06%	-
Specialty	EQ/MFS Utilities Series Portfolio	1.15%	14.65%	7.33%	-
Specialty	EQ/T. Rowe Price Health Sciences Portfolio	1.37%	19.21%	3.62%	-
Specialty	1290 VT Natural Resources Portfolio	1.56%	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate Portfolio	1.39%	9.67%	2.69%	3.28%
Specialty	Multimanager Technology Portfolio	1.38%	25.87%	12.46%	19.41%
Fixed Income	EQ/PIMCO Total Return ESG Portfolio	0.95%	8.70%	-0.14%	-
Fixed Income	EQ/PIMCO Ultra Short Bond Portfolio	0.89%	4.47%	2.93%	2.32%
Fixed Income	1290 VT High Yield Bond Portfolio	1.10%	7.54%	3.92%	5.41%
Fixed Income	EQ/PIMCO Global Real Return Portfolio	3.04%	5.52%	-0.90%	2.48%
Fixed Income	EQ/Intermediate Government Bond Portfolio	0.68%	5.54%	0.30%	1.15%
Fixed Income	EQ/AB Short Duration Government Bond Portfolio	0.82%	4.17%	2.11%	1.56%
Cash/Cash Equivalent	EQ/Money Market Portfolio	0.67%	3.66%	2.79%	1.73%

E Q Goldman Sachs Moderate Growth Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Moderate Growth Allocation Portfolio
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	5.76%
E Q All Asset Growth Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation Portfolio
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
E Q A B Dynamic Moderate Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth Portfolio
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	6.12%
E Q Goldman Sachs Growth Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Growth Allocation Portfolio
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	12.09%
Average Annual Total Returns, 5 Years [Percent]	7.29%
E Q Conservative Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation Portfolio
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.11%
E Q Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation Portfolio
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.77%
E Q Moderate Plus Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation Portfolio
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
E Q Aggressive Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation Portfolio
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	9.47%
V T 1290 Smart Beta Equity E S G Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG Portfolio
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	10.74%
V T 1290 Small Cap Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value Portfolio
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
V T 1290 Micro Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Micro Cap Portfolio
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	12.26%
E Q American Century Mid Cap Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value Portfolio
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.64%
E Q F I D E L I T Y I N S T I T U T I O N A L A M Large Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/FIDELITY INSTITUTIONAL AM Large Cap Portfolio
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	13.86%
E Q Franklin Rising Dividends Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends Portfolio
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	9.50%
E Q M F S International Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth Portfolio
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
E Q Emerging Markets Equity P L U S Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS Portfolio
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.73%
E Q A B Small Cap Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth Portfolio
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
E Q International Equity Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index Portfolio
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
E Q Equity 500 Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index Portfolio
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.15%
E Q Large Cap Value Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index Portfolio
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
E Q Invesco Global Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global Portfolio
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	10.59%
E Q J P Morgan Value Opportunities Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities Portfolio
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
E Q Small Company Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index Portfolio
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
E Q Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
V T 1290 Socially Responsible Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible Portfolio
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
E Q Mid Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index Portfolio
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
E Q Janus Enterprise Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise Portfolio
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
E Q Invesco Global Real Assets Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets Portfolio
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	7.11%
E Q Wellington Energy Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy Portfolio
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	17.90%
E Q M F S Technology Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology Portfolio
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.06%
E Q M F S Utilities Series Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series Portfolio
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	7.33%
E Q T Rowe Price Health Sciences Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences Portfolio
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	3.62%
V T 1290 Natural Resources Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Natural Resources Portfolio
Current Expenses [Percent]	1.56%
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	9.42%
V T 1290 Real Estate Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Real Estate Portfolio
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.28%
Multimanager Technology Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology Portfolio
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
E Q P I M C O Total Return E S G Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG Portfolio
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
E Q P I M C O Ultra Short Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond Portfolio
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
V T 1290 High Yield Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond Portfolio
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.41%
E Q P I M C O Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return Portfolio
Current Expenses [Percent]	3.04%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
E Q P I M C O Global Real Return Portfolio [Member]
Variable Option [Line Items]
Average Annual Total Returns, 10 Years [Percent]	2.48%
E Q Intermediate Government Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond Portfolio
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
E Q A B Short Duration Government Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/AB Short Duration Government Bond Portfolio
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.17%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	1.56%
E Q Money Market Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market Portfolio
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a death benefit equal to your account value.
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

●    Available only at contract purchase.

●    Withdrawals, including payment of advisory fees from your Account Value with respect to the Generation Growth ADV contract, will reduce the standard death benefit.

Name of Benefit [Text Block]	Standard Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Return Of Premium Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit Rider
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a death benefit at least equal to your contributions adjusted for withdrawals.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.50%	[5]
Standard Benefit Expense (of Other Amount), Current [Percent]	0.30%	[5]
Brief Restrictions / Limitations [Text Block]

●    Available only at contract purchase.

●    Available only to contract holders age 75 or younger on the contract date.

●    Withdrawals, including payment of advisory fees with respect to the Generation Growth ADV contract, may reduce the benefit by an amount greater than the value withdrawn, and could significantly reduce or terminate the benefit.

●    Generally, no additional contributions once reach age 76, or after the first contract year, if later.

Name of Benefit [Text Block]	Return of Premium Death Benefit Rider
Benefit Standard or Optional [Text Block]	Optional
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The contract is subject to the risk of loss. You could lose some or all of your account value by investing in this contract.For additional information about the risk of loss see “Principal Risks of Investing in the Contract” in this Prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances, and any withdrawals may also be subject to income taxes and tax penalties.For additional information about the investment profile of the contract, see “Fee Table” and “Principal Risks of Investing in the Contract” in this Prospectus.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios). Each investment option has its own unique risks. You should review the investment options available under the contract before making an investment decision.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to our claims paying ability. More information about the Company, including our financial strength ratings may be obtained at www.universallifepr.com.For additional information about insurance company risks see “Principal Risks of Investing in the Contract” and “About the General Account” in “More Information” in this Prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance company risk

No company other than Universal Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any guarantees or benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look to our financial strength for our claims-paying ability. Universal Life Insurance Company will reinsure a portion of the risks assumed for the base contract and its riders to Equitable Financial Life Insurance Company of America.

Risks Associated With Variable Investment Options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the Portfolios of the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.

Possible Fees On Access To Account Value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Possible fees on access to account value

We may apply charges if you access your Account Value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur in charges for accessing your Account Value such as a withdrawal, transfers, or third-party transfers or exchanges.

Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ or traditional IRA. The tax considerations discussed in this Prospectus are general in nature and describe federal and local income tax law. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.

We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. The legislative branch in the US and/or Puerto Rico may also consider further proposals to comprehensively reform or overhaul the United States or Puerto Rico tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under the contract.

Not A Short Term Investment [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with your long-term financial goals.

Limitations On Access To Cash Value Through Withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income taxes and tax penalties. The minimum partial withdrawal amount is $100. Withdrawals will reduce your account value and optional benefit base and the amount of the reduction may be greater than the dollar amount of the withdrawal.

Advisory Fees [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Advisory fees

If you purchase a Universal VIA Generation Growth ADV contract and elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and the Return of Premium Death Benefit Rider, perhaps significantly, and may also be subject to income taxes.

Cybersecurity Risks And Catastrophic Events [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cybersecurity risks and catastrophic events

We rely on technology, including interconnected computer systems and data storage networks and digital communications to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely on may adversely affect your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, financial losses, and/or cause reputational damage. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the Portfolios underlying your contract to lose value.

Universal VIA Generation Growth
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[6]
Transfer Fee, Current [Dollars]	$ 35	[7]
Other Transaction Fee, Maximum [Dollars]	280	[8]
Other Transaction Fee, Minimum [Dollars]	125	[9]
Administrative Expense, Current [Dollars]	$ 50	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	1.45%	[11],[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[13],[14]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,040
Surrender Expense, 3 Years, Maximum [Dollars]	21,122
Surrender Expense, 5 Years, Maximum [Dollars]	30,206
Surrender Expense, 10 Years, Maximum [Dollars]	50,475
Annuitized Expense, 1 Year, Maximum [Dollars]	5,040
Annuitized Expense, 3 Years, Maximum [Dollars]	15,122
Annuitized Expense, 5 Years, Maximum [Dollars]	25,206
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 50,475
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[13],[14]
Universal VIA Generation Growth ADV
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 35	[7]
Other Transaction Fee, Maximum [Dollars]	280	[8]
Other Transaction Fee, Minimum [Dollars]	125	[9]
Administrative Expense, Current [Dollars]	$ 50	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.50%	[11],[12]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[13],[14]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,109
Surrender Expense, 3 Years, Maximum [Dollars]	12,445
Surrender Expense, 5 Years, Maximum [Dollars]	20,940
Surrender Expense, 10 Years, Maximum [Dollars]	42,893
Annuitized Expense, 1 Year, Maximum [Dollars]	4,109
Annuitized Expense, 3 Years, Maximum [Dollars]	12,445
Annuitized Expense, 5 Years, Maximum [Dollars]	20,940
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 42,893
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[13],[14]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%

[1]	Expressed as an annual percentage of daily net assets of the Separate Account. Included as part of base contract expense is the effect of the $50 annual Contract Maintenance Fee. The annual Contract Maintenance Fee is not deducted for contracts with an account value of $100,000 or greater.
[2]	Puerto Rico Tax Charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.
[3]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025, and could change from year to year.
[4]	Expressed as an annual percentage of the applicable benefit base.
[5]	Expressed as an annual percentage of the benefit base.
[6]	For Generation Growth only, the charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1.”
[7]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” in “Charges and Expenses”.
[8]	Currently, we do not charge for special services. However, we reserve the right to charge for the following: (1) express mail charge equal to a maximum of $35; (2) wire transfer charge equal to a maximum of $90; (3) duplicate contract charge equal to a maximum of $35; (4) check preparation charge equal to a maximum of $85; and (5) Duplicate Annual and/or Quarterly Statement of Account or Annual Payout Statement Charge, equal to a maximum of $35. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[9]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third-party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[10]	Beginning with your first contract date anniversary, we will deduct this charge on any contract date anniversary on which your account value is less than $100,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge.
[11]	Base Contract Expenses in this Fee Table include the Operations charge, the Administrative charge, the Distribution charge, and the Puerto Rico Tax charge.
[12]	Puerto Rico tax charge, included as part of the Base Contract fee, will be deducted on an annual basis from each variable account and equals 0.10% of the net asset value of each variable account as of December 31 of each calendar year.
[13]	The benefit base is equal to your initial contribution to the contract less any withdrawals you made from the contract.
[14]	The current charge is 0.30%, but we reserve the right to increase up to 0.50%.